EMPLOYEE BENEFIT PLANS - Defined Contribution Plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Suzano Prev pension plan
Defined contribution plans
Employer contributions	R$ 5,993	R$ 6,560
Suzano Prev pension plan | Nominal salary less than 10 URS
Defined contribution plans
Percentage of contribution by employer based on nominal salary	0.50%
Percentage of contribution by employee based on nominal salary	0.00%
Suzano Prev pension plan | Nominal salary greater than 10 URS
Defined contribution plans
Percentage of contribution by employer based on nominal salary	0.50%
Suzano Prev pension plan | Nominal salary greater than 10 URS | Minimum
Defined contribution plans
Percentage of contribution by employer based on nominal salary exceeds 10 Suzano	1.00%
Suzano Prev pension plan | Nominal salary greater than 10 URS | Maximum
Defined contribution plans
Percentage of contribution by employer based on nominal salary exceeds 10 Suzano	6.00%
FUNSEJEM
Defined contribution plans
Employer contributions	R$ 9,920	R$ 12,840
FUNSEJEM | Minimum
Defined contribution plans
Percentage of contribution by employer based on nominal salary exceeds 10 Suzano	0.50%
FUNSEJEM | Maximum
Defined contribution plans
Percentage of contribution by employer based on nominal salary exceeds 10 Suzano	6.00%